Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Employee Benefits Expense

The Group employed an average of 720 employees (full-time equivalents) during 2018 (2017: 638 and 2016: 574). Costs incurred in respect of these employees were:

	2018	2017	2016
	(€’000)
Salaries and bonuses	57,689	50,580	44,556
Social security charges	9,424	8,147	7,113
Contributions to defined contribution pension plans	3,303	3,063	2,571
Other personnel-related costs	9,243	8,572	7,844
Share-based payments	12,704	9,929	7,890
	92,363	80,291	69,974

Employee Benefit Expense Under Income Statement

The following income statement line items include employee benefit expenses of:

	2018	2017	2016
	(€’000)
Costs of sales	38,027	31,877	26,539
Sales and marketing costs	23,225	21,567	19,274
General and administrative costs	31,111	26,847	24,161
	92,363	80,291	69,974